Vessel Operating Expenses - Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Crew wages and related costs	$ 4,321,751	$ 3,804,598	$ 2,002,508
Insurance	323,719	290,866	159,969
Repairs and maintenance	845,200	1,227,639	452,857
Spares and consumable stores	1,181,483	1,015,100	692,845
Miscellaneous expenses	760,874	822,391	491,521
Total	$ 7,433,027	$ 7,160,594	$ 3,799,700